Condensed Consolidated Statements of Operations and Comprehensive Loss (Parenthetical) - shares	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Income Statement [Abstract]
Holdback shares subject to surrender and forfeiture	450,000	450,000